Income Tax Provision (Details) - Schedule of Relationship Between Tax expense and Accounting Profit - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Relationship Between Tax expense and Accounting Profit [Abstract]
Income before taxes					$ (53,637)	$ (18,569)
Tax at the applicable rate of 21%					(11,263)	(3,899)
State income taxes, net of federal benefit
Permanent items					5,852	1,439
Tax effect of differences in foreign tax rates					2,622	2,046
Other					302	(140)
Change in valuation allowance					2,502	554
Actual income tax expense (benefit)					$ 15